Common Stock, Options, and Stock Compensation (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of the option activity
Exercised, Shares	(204,298)	(62,173)	(494,202)
Stock Options [Member]
Summary of the option activity
Outstanding Shares at beginning of year	222,398
Granted, Shares	0
Forfeited, Shares	0
Expired, Shares	0
Exercised, Shares	(204,298)
Outstanding Shares at end of year	18,100
Vested and expected to vest, Shares	18,100
Shares, Vested at September 30, 2012	18,100
Weighted Average Exercise Price
Weighted Average Grant Date Fair Value, Outstanding at beginning of year	$ 3.12
Granted, Weighted Average Exercise Price	$ 0.00
Forfeited, Weighted Average Exercise Price	$ 0.00
Expired, Weighted Average Exercise Price	$ 0.00
Exercised, Weighted Average Exercise Price	$ 3.18
Weighted Average Grant Date Fair Value, Outstanding at end of year	$ 2.52
Vested and expected to vest, Weighted Average Exercise Price	$ 2.52
Weighted Average Exercise Price, Vested at September 30, 2012	$ 2.52
Weighted Average Remaining Contractual Term, Outstanding at September 30, 2012	1 year 5 months 23 days
Vested and expected to vest, Weighted Average Remaining Contractual Term	1 year 5 months 23 days
Weighted Average Remaining Contractual Term, Vested at September 30, 2012	1 year 5 months 23 days
Aggregate Intrinsic Value, Outstanding at September 30, 2012	$ 369
Vested and expected to vest, Aggregate Intrinsic Value	369
Aggregate Intrinsic Value, Vested at September 30, 2012	$ 369